Employee Future Benefits (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Schedule of Allocation of Plan Assets
The Corporation’s consolidated defined benefit pension and OPEB plan weighted average asset allocations were as follows.

Plan assets as at December 31	2016 Target Allocation
(%)		2016	2015
Equities	50	50	51
Fixed income	46	45	44
Real estate	4	4	4
Cash and other	—	1	1
	100	100	100

The fair value measurements of defined benefit pension and OPEB plan assets by fair value hierarchy, as defined in Note 30, were as follows.

Fair value of plan assets as at December 31, 2016
(in millions)	Level 1	Level 2	Level 3	Total
Equities	$507	$942	$—	$1,449
Fixed income	124	1,180	—	1,304
Real estate	—	13	103	116
Private equities	—	—	10	10
Cash and other	6	13	—	19
	$637	$2,148	$113	$2,898

Fair value of plan assets as at December 31, 2015
(in millions)	Level 1	Level 2	Level 3	Total
Equities	$417	$922	$—	$1,339
Fixed income	—	1,166	—	1,166
Real estate	—	14	97	111
Private equities	—	—	10	10
Cash and other	3	18	—	21
	$420	$2,120	$107	$2,647

Schedule of Level 3 Changes in Plan Assets
The following table is a reconciliation of changes in the fair value of pension plan assets that have been measured using Level 3 inputs for the years ended December 31, 2016 and 2015.

(in millions)	2016	2015
Balance, beginning of year	$107	$93
Actual return on plan assets held at end of year	8	9
Foreign currency translation impacts	(1)	5
Purchases, sales and settlements	(1)	—
Balance, end of year	$113	$107

Schedule of Funded Status
The following is a breakdown of the Corporation’s and subsidiaries’ defined benefit pension and OPEB plans and their respective funded status.

	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2016	2015	2016	2015
Change in benefit obligation (1)
Balance, beginning of year	$2,828	$2,604	$574	$564
Liabilities assumed on acquisition	167	—	111	—
Service costs	66	68	18	17
Employee contributions	17	17	2	1
Interest costs	112	109	23	23
Benefits paid	(119)	(118)	(23)	(21)
Actuarial losses (gains)	45	(102)	(1)	(50)
Past service credits/plan amendments	(10)	—	—	(10)
Foreign currency translation impacts	(69)	250	(28)	50
Balance, end of year (2)	$3,037	$2,828	$676	$574

Change in value of plan assets
Balance, beginning of year	$2,466	$2,216	$181	$154
Assets assumed on acquisition	85	—	65	—
Actual return on plan assets	187	30	13	—
Benefits paid	(119)	(118)	(23)	(21)
Employee contributions	17	17	2	1
Employer contributions	47	99	18	17
Foreign currency translation impacts	(37)	222	(4)	30
Balance, end of year	$2,646	$2,466	$252	$181

Funded status	$(391)	$(362)	$(424)	$(393)

(1)	Amounts reflect projected benefit obligation for defined benefit pension plans and accumulated benefit obligation for OPEB plans.

(2)	The accumulated benefit obligation for defined benefit pension plans, excluding assumptions about future salary levels, was $2,741 million as at December 31, 2016 (December 31, 2015 - $2,595 million).

Schedule of Amounts Recognized in Balance Sheet
The following table summarizes the employee future benefit assets and liabilities and their classifications on the consolidated balance sheet.

	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2016	2015	2016	2015
Assets
Defined benefit pension assets:
Long-term other assets (Note 9)	$32	$11	$—	$—

Liabilities
Defined benefit pension liabilities:
Current (Note 13)	13	5	—	—
Long-term other liabilities (Note 16)	410	368	—	—
OPEB plan liabilities:
Current (Note 13)	—	—	13	8
Long-term other liabilities (Note 16)	—	—	411	385
Net liabilities	$391	$362	$424	$393

Schedule of Net Benefit Costs
The net benefit cost for the Corporation’s defined benefit pension plans and OPEB plans were as follows.

	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2016	2015	2016	2015
Components of net benefit cost
Service costs	$66	$68	$18	$17
Interest costs	112	109	23	23
Expected return on plan assets	(145)	(140)	(12)	(12)
Amortization of actuarial losses	48	57	2	5
Amortization of past service credits/plan amendments	1	2	(10)	(12)
Regulatory adjustments	6	1	9	6
Net benefit cost	$88	$97	$30	$27

Schedule of Amounts Recognized in AOCI and Net Regulatory Assets
The following table provides the components of accumulated other comprehensive loss and regulatory assets and liabilities, which would otherwise have been recognized as accumulated other comprehensive loss, for the years ended December 31, 2016 and 2015, which have not been recognized as components of net benefit cost.

	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2016	2015	2016	2015
Unamortized net actuarial losses	$19	$16	$—	$4
Unamortized past service costs	1	1	2	—
Income tax recovery	(5)	(5)	(1)	(1)
Accumulated other comprehensive loss (Note 20)	$15	$12	$1	$3

Net actuarial losses	$479	$513	$53	$41
Past service credits	(11)	—	(31)	(33)
Amount deferred due to actions of regulators	12	23	32	39
	$480	$536	$54	$47

Regulatory assets (Note 8 (ii))	$480	$536	$96	$91
Regulatory liabilities (Note 8 (ii))	—	—	(42)	(44)
Net regulatory assets	$480	$536	$54	$47

Schedule of Amounts Recognized in OCI and Regulatory Assets
The following table provides the components recognized in comprehensive income or as regulatory assets, which would otherwise have been recognized in comprehensive income.

	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2016	2015	2016	2015
Current year net actuarial losses (gains)	$4	$—	$(2)	$(1)
Past service credits/plan amendments	—	—	—	(1)
Amortization of actuarial gains	—	1	—	—
Income tax recovery	(1)	—	—	—
Total recognized in comprehensive income	$3	$1	$(2)	$(2)

Assets assumed on acquisition	$23	$—	$3	$—
Current year net actuarial (gains) losses	(1)	8	—	(28)
Past service credits/plan amendments	(10)	—	—	(10)
Amortization of actuarial losses	(47)	(56)	(4)	(5)
Amortization of past service costs	(1)	(1)	13	(2)
Foreign currency translation impacts	(9)	49	1	(6)
Regulatory adjustments	(11)	5	(6)	7
Total recognized in regulatory assets	$(56)	$5	$7	$(44)

Schedule of Assumptions Used

Significant weighted average assumptions	Defined Benefit Pension Plans		OPEB Plans
%	2016	2015	2016	2015
Discount rate during the year (1)	4.08	4.00	4.14	3.95
Discount rate as at December 31	4.00	4.21	4.00	4.12
Expected long-term rate of return on plan assets (2)	6.25	6.25	6.25	6.95
Rate of compensation increase	3.36	3.48	—	—
Health care cost trend increase as at December 31 (3)	—	—	4.70	4.67

(1)	ITC and UNS use the split discount rate methodology for determining current service and interest costs. All other subsidiaries use the single discount rate approach.

(2)
Developed by management with assistance from external actuaries using best estimates of expected returns, volatilities and correlations for each class of asset. The best estimates are based on historical performance, future expectations and periodic portfolio rebalancing among the diversified asset classes.

(3)
The projected 2017 weighted average health care cost trend rate is 6.62% for OPEB plans and is assumed to decrease over the next 12 years by 2028 to the weighted average ultimate health care cost trend rate of 4.70% and remain at that level thereafter.

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
For 2016 the effects of changing the health care cost trend rate by 1% were as follows.

(in millions)	1% increase in rate	1% decrease in rate
Increase (decrease) in accumulated benefit obligation	$89	$(71)
Increase (decrease) in service and interest costs	19	(13)

Schedule of Expected Benefit Payments
The following table provides the amount of benefit payments expected to be made over the next 10 years.

	Defined Benefit Pension Payments	OPEB Payments
Year	(in millions)	(in millions)
2017	$133	$24
2018	135	25
2019	140	27
2020	146	28
2021	152	30
2022 - 2026	848	173